SHAREHOLDERS’ EQUITY	6 Months Ended
Apr. 30, 2026
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10 – SHAREHOLDERS’ EQUITY

The Company has 75,000,000, $0.001 par value shares of ordinary shares authorized.

During September 2023 the Company issued 427,000 shares of ordinary shares for cash proceeds of $8,540 at $0.02 per share.

During October 2023 the Company issued 868,000 shares of ordinary shares for cash proceeds of $17,360 at $0.02 per share.

During November 2023 the Company issued 755,000 shares of ordinary shares for cash proceeds of $15,100 at $0.02 per share.

During December 2023 the Company issued 42,000 shares of ordinary shares for cash proceeds of $840 at $0.02 per share.

There were 8,092,000 shares of ordinary shares issued and outstanding as of April 30, 2026 and October 31, 2025 with no ordinary shares were issued during the six months ended 2026.